BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 55,511	$ 24,006
Marketable securities	549	583
Accounts receivable, net	54	17,586
Accounts receivable, net related party	12,862	1,571
Inventory	4,048	7,586
Prepaid Expenses and Other Current Assets	5,549	31,768
Total Current Assets	78,573	83,100
Non-Current Assets
Vessels, Net	964,855	1,022,793
Investment in joint venture	271	61
Related party receivables	36,987	18,941
Other Non-current Assets	4,938	490
Total Non-current Assets	1,007,051	1,042,285
Total Assets	1,085,624	1,125,385
Current Liabilities
Accounts Payable	3,095	4,378
Accounts Payable, related party	1,536	926
Accrued Liabilities	10,343	12,642
Total Current Liabilities	14,974	17,946
Long-term Debt	250,000	230,000
Deferred Compensation Liability	11,267	9,876
Total Liabilities	276,241	257,822
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 90,000,000 and 90,000,000 shares authorized, 52,915,639 and 47,303,394 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	529	473
Additional Paid-in Capital	15,615	12,867
Contributed Surplus	866,515	926,733
Accumulated Other Comprehensive Loss	(84)	(212)
Retained Deficit	(73,192)	(72,298)
Total Shareholders' Equity	809,383	867,563
Total Liabilities and Shareholders' Equity	$ 1,085,624	$ 1,125,385